Related Parties Transactions	2 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

4. DUE TO RELATED PARTIES

As of September 30, 2015, the amount due to a related party, BioLite, Inc. (“BioLite”) was $22,517.

As of September 30, 2015, the amount due to shareholder, YuanGene Corporation, was $46,586.

5. RELATED PARTIES TRANSACTIONS

As of September 30, 2016 and September 30, 2015, the amount due to a related party, BioLite, Inc (“Biolite”) was $0 and $22,517 respectively.

As of September 30, 2016 and September 30, 2015, the amount due to shareholder, YuanGene Corporation, was $0 and $46,586 respectively.